Employee Benefits - Schedule of Relative Size of Plan Obligation and Assets (Detail)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
SPP [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	72.00%	70.00%
Percentage of total plan assets	72.00%	71.00%
Percentage of total benefit expense	78.00%	75.00%
Other Pension Plans [Member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	15.00%	15.00%
Percentage of total plan assets	10.00%	9.00%
Percentage of total benefit expense	20.00%	22.00%
Pension plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	13.00%	15.00%
Percentage of total plan assets	18.00%	20.00%
Percentage of total benefit expense	2.00%	3.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	56.00%	54.00%
Percentage of total plan assets	0.00%	1.00%
Percentage of total benefit expense	36.00%	40.00%
Other benefit plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations	44.00%	46.00%
Percentage of total plan assets	100.00%	99.00%
Percentage of total benefit expense	64.00%	60.00%